ACCRUED EXPENSES	3 Months Ended	12 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES

5. ACCRUED EXPENSES:

The following table summarizes accrued expenses included in the condensed consolidated balance sheets (in thousands):

	January 31, 2022	October 31, 2021

Salaries and other compensation	$170	$55
Vendors	1,524	1,968
Professional fees	237	613
Other	200	200
Total accrued expenses	$2,131	$2,836

5. ACCRUED EXPENSES:

The following table represents the major components of accrued expenses (in thousands):

	October 31,
	2021	2020
Salaries and other compensation	$55	$737
Vendors	2,168	671
Professional fees	613	329
Total accrued expenses	$2,836	$1,737